Fair Value Measurements	11 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 7 - Fair Value Measurements

The Company has adopted ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The adoption of ASC 820 did not have an impact on the Company’s financial position or results of operations.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust	$57,168,785	$57,168,785		$-	$-
Liabilities:
Warrant liability	$3,386,998	$-	$		$3,386,998

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3):

Balance – January 26, 2012 (inception)	-
Correction of an error	3,109,339
Issuance of warrants as part of Units on November 7, 2012	322,884
Change in fair value	(45,225)

Balance – December 31, 2012	$3,386,998

The fair value of warrants was determined using a binomial-lattice model. This model requires the input of highly subjective assumptions, including price volatility of the underlying stock. Changes in the subjective input assumptions can materially affect the estimate of fair value of the warrants and the Company’s results of operations could be impacted.

The inputs to the model at December 31, 2012 were as follows:

The Company’s stock price at December 31, 2012	$10.00
Dividend yield (per share)	N/A
Risk-free interest rate	1.18%
Expected volatility rate	21.3%